NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") September 8, 2022 Jefferson National Life Annuity Account F ("Registrant") File No. 811-08483
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
Alger Capital Appreciation Portfolio: Class I-2 Shares	0000832566
Alger Large Cap Growth Portfolio: Class I-2 Shares	0000832566
Alger Mid Cap Growth Portfolio: Class I-2 Shares	0000832566
Alger Small Cap Growth Portfolio: Class I-2 Shares	0000832566
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	0000825316
Allspring Variable Trust - VT Discovery Fund: Class 2	0001081402
Allspring Variable Trust - VT Opportunity Fund: Class 2	0001081402
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	0001413032
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	0000912577
Invesco - Invesco V.I. American Value Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Government Money Market Fund - Series I Shares	0000896435
Home Office: 10350 Ormsby Park Place	Jefferson National Life Insurance Company
Louisville, Kentucky 40223	Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Invesco - Invesco V.I. High Yield Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Technology Fund: Series I Shares	0000896435
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares	0000906185
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares	0000906185
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares	0001033669
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I	0001176343
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I	0001047909
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC	0000855396
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1	0001352621
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1	0001352621
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II	0000930709
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II	0000930709
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class	0001006387
Rydex Variable Trust - Banking Fund	0001064046
Home Office: 10350 Ormsby Park Place	Jefferson National Life Insurance Company
Louisville, Kentucky 40223	Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies

Rydex Variable Trust - Basic Materials Fund	0001064046
Rydex Variable Trust - Biotechnology Fund	0001064046
Rydex Variable Trust - Consumer Products Fund	0001064046
Rydex Variable Trust - Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Electronics Fund	0001064046
Rydex Variable Trust - Energy Fund	0001064046
Rydex Variable Trust - Energy Services Fund	0001064046
Rydex Variable Trust - Europe 1.25x Strategy Fund	0001064046
Rydex Variable Trust - Financial Services Fund	0001064046
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	0001064046
Rydex Variable Trust - Guggenheim Long Short Equity Fund	0001064046
Rydex Variable Trust - Health Care Fund	0001064046
Rydex Variable Trust - Internet Fund	0001064046
Rydex Variable Trust - Inverse Dow 2x Strategy Fund	0001064046
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund	0001064046
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund	0001064046
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund	0001064046
Rydex Variable Trust - Inverse S&P 500 Strategy Fund	0001064046
Rydex Variable Trust - Japan 2x Strategy Fund	0001064046
Rydex Variable Trust - Leisure Fund	0001064046
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund	0001064046
Rydex Variable Trust - NASDAQ-100(R) Fund	0001064046
Rydex Variable Trust - Nova Fund	0001064046
Rydex Variable Trust - Precious Metals Fund	0001064046
Rydex Variable Trust - Real Estate Fund	0001064046
Rydex Variable Trust - Retailing Fund	0001064046
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 2x Strategy Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P 500 Pure Value Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund	0001064046
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund	0001064046
Rydex Variable Trust - Technology Fund	0001064046
Rydex Variable Trust - Telecommunications Fund	0001064046
Rydex Variable Trust - Transportation Fund	0001064046
Rydex Variable Trust - U.S. Government Money Market Fund	0001064046
Rydex Variable Trust - Utilities Fund	0001064046
Third Avenue Variable Series Trust - Third Avenue Value Portfolio	0001089107
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	0000811976
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: 10350 Ormsby Park Place	Jefferson National Life Insurance Company
Louisville, Kentucky 40223	Nationwide Financial
Legal Counsel to Jefferson National Life Insurance Company and their Associated Companies